UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.  Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

Acadian Emerging Markets Portfolio

Semi-Annual Report	April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-866-AAM-6161.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-AAM-6161. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary.

Investment Adviser:
Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020

The Portfolio files its complete schedule of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports or Form N-PORT within sixty days after period end. The Portfolio’s Form N-Q and Form N-PORT reports are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

Dear Shareholder:

We are pleased to present the semi-annual report for the Acadian Emerging Markets Portfolio (the “Portfolio”). This commentary covers the six months from November 1, 2019 to April 30, 2020, focusing on the Portfolio’s performance and some of the conditions and decisions that impacted returns.

Portfolio Performance Review

For the six months ended April 30, 2020, the Acadian Emerging Markets Portfolio returned -12.16%, versus -10.39% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Market Review

Entering 2020, a gradual, albeit modest, recovery was projected for emerging markets, driven by reforms in India and Brazil and policy easing in Turkey. However, the coronavirus pandemic quickly dashed these hopes, as it moved unhindered from China to both developed and emerging economies. Fallout around the world was swift and precipitous, as a highly globalized economy set the stage for domino effect-like damage. Plunging oil prices and frozen manufacturing in China was felt acutely across many EM economies. Amidst an environment of fear and uncertainty, central banks and governments used their arsenal of fiscal stimulus and quantitative easing to stem the tide of panic. The IMF slashed most countries’ growth forecasts across the world, inciting recessionary fears globally.

Portfolio Structure

The Portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered bottom-up company attractiveness, top-down country and industry assessments, and benchmark-relative risk controls, to determine individual stock positions. The Portfolio was attractively valued relative to the MSCI Emerging Markets Index on important measures such as share price relative to earnings and book value. Significant country overweight positions included Turkey, Korea, and China. The Portfolio was generally underweight relative to the benchmark in India, Taiwan, and Saudi Arabia. At the sector level, the portfolio was overweight in Information Technology, Financials, and Real Estate. Consumer Staples was the greatest sector underweight.

Portfolio Performance

The Portfolio underperformed the benchmark for the period. Country allocations were favorable for the period, though these were more than offset by unsuccessful stock selection within countries. The portfolio benefitted most from stock selection and an underweight to India. Stock selection in Russia also yielded positive results. These gains were offset by unsuccessful stock selection in South Africa and an overweight to Turkey.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

At the sector level, allocations drove underperformance. Stock selection and an underweight to Communication Services proved costly to return. Stock selection in Industrials partially mitigated these losses.

We continue to believe the emerging markets asset class forms an essential part of a diversified global portfolio. Please let us know if we can provide any additional information

Brendan O. Bradley, Ph.D.	Ryan D. Taliaferro, Ph.D.
Chief Investment Officer	Director, Equity Strategies

Investing involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not protect against market loss. Holdings are subject to change.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-AAM-6161 or visit our website at www.acadian-asset.com.

This represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Index Source: MSCI. Copyright MSCI 2020. All Rights Reserved. Without prior written permission of MSCI this information and any other MSCI intellectual property may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used to create financial instruments or products or any indices. This information is provided on an “as is” basis, and the user of this information assumes the entire risk of any use of this information. Neither MSCI nor any third party involved in or related to the computing or compiling of the data makes any express or implied warranties, representations or guarantees concerning the MSCI index-related data, and in no event shall MSCI or any third party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) relating to any use of this information.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.7%
	Shares	Value
Brazil — 5.1%
Banco BTG Pactual*	18,600	$143,009
Banco do Brasil*	168,486	877,767
Banco Santander Brasil	62,800	309,040
BB Seguridade Participacoes	106,657	520,154
BR Malls Participacoes	960,875	1,775,831
BRF*	34,800	125,047
Cia de Saneamento Basico do Estado de Sao Paulo*	460,680	3,415,771
Cia de Saneamento do Parana	253,500	1,202,725
CPFL Energia	121,900	675,192
Cyrela Brazil Realty Empreendimentos e Participacoes	352,741	1,047,604
EDP - Energias do Brasil	2,093,847	6,534,247
Even Construtora e Incorporadora	135,194	170,798
IRB Brasil Resseguros S	750,638	1,424,554
JBS	2,104,676	9,192,161
Minerva*	868,100	2,059,341
Nova Embrapar Participacoes* (A)(B)	854	—
Porto Seguro	345,400	2,900,829
Seara Alimentos* (A)(B)	911	—
Sul America	873,088	7,200,941
TOTVS	243,598	2,656,423
Transmissora Alianca de Energia Eletrica	561,749	2,841,854
Tupy	62,100	171,298
WEG	206,700	1,510,937
Wiz Solucoes e Corretagem de Seguros	36,481	62,994

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Brazil — (continued)
YDUQS Participacoes	269,852	$1,534,383

		48,352,900

Chile — 1.6%
Enel Americas ADR	1,873,849	15,159,439
Latam Airlines Group ADR	60,234	228,889

		15,388,328

China — 40.2%
Agile Group Holdings	3,384,592	3,808,717
Agricultural Bank of China, Cl H	18,708,000	7,826,771
Alibaba Group Holding ADR*	223,984	45,394,837
Anhui Conch Cement, Cl H	146,500	1,146,964
Apeloa Pharmaceutical, Cl A	998,900	2,504,756
Autohome ADR	68,342	5,614,295
Baidu ADR*	104,865	10,584,024
Bank of China, Cl H	56,101,000	21,425,211
Bluefocus Intelligent Communications Group, Cl A*	233,883	229,886
China Communications Services, Cl H	3,116,900	2,200,737
China Construction Bank, Cl H	37,544,000	30,461,516
China Merchants Bank, Cl A	1,615,647	7,985,801
China Mobile	1,225,500	9,862,408
China National Chemical Engineering, Cl A	6,318,096	5,496,145
China Resources Cement Holdings	128,000	173,275
China Sports International* (A)(B)	670,000	—
China Telecom, Cl H	37,065,035	12,684,758
China Union Holdings, Cl A	45,000	25,258
China United Network Communications, Cl A	17,990,330	13,229,283
China Vanke, Cl A	1,077,500	4,062,775
China Yuchai International	3,129	38,643
Chinese Universe Publishing and Media Group, Cl A	336,400	571,697
CNOOC	9,368,221	10,613,324
Country Garden Holdings	6,655,407	8,508,069
Dare Power Dekor Home, Cl A	161,700	251,237
Gansu Qilianshan Cement Group, Cl A	290,100	678,570
Gemdale Properties & Investment	1,694,000	268,465
GoerTek, Cl A	138,600	373,435
Greenland Holdings, Cl A	9,056,523	7,238,151
Greenland Hong Kong Holdings	698,000	257,236
Hangcha Group, Cl A	26,286	48,643
Hangzhou Binjiang Real Estate Group, Cl A	1,235,200	766,568
Hubei Jumpcan Pharmaceutical, Cl A	230,000	674,334
Industrial & Commercial Bank of China, Cl H	38,201,000	25,841,708
JD.com ADR*	397,624	17,137,594

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Joincare Pharmaceutical Group Industry, Cl A	842,601	$1,493,528
Lens Technology, Cl A	370,370	951,510
Logan Property Holdings	1,028,000	1,618,387
Longfor Group Holdings	2,160,000	10,840,795
Lonking Holdings	206,000	69,630
MLS, Cl A	109,300	177,920
Momo ADR*	76,651	1,845,756
NetEase ADR	49,579	17,102,772
Ningbo Huaxiang Electronic, Cl A	75,500	189,213
NVC International Holdings*	1,000	21
Ping An Insurance Group of China, Cl A	1,370,347	14,319,438
Ping An Insurance Group of China, Cl H	32,500	334,914
Poly Developments and Holdings Group, Cl A	84,500	193,247
Poly Property Group	1,700,666	592,185
Powerlong Real Estate Holdings	436,000	265,848
Risen Energy, Cl A	487,300	818,373
RiseSun Real Estate Development, Cl A	243,698	278,263
Sailun Group, Cl A	251,500	158,733
Sany Heavy Industry, Cl A	4,554,010	12,651,384
Seazen Holdings, Cl A	391,100	1,756,705
Shanghai Shimao, Cl A	1,267,356	744,938
Shenzhen Goodix Technology, Cl A	5,898	196,051
Shimao Property Holdings	484,879	1,946,584
Shui On Land	2,627,000	464,227
Sinotruk Hong Kong	3,437,148	6,915,864
Sohu.com ADR*	3,922	32,906
TCL Electronics Holdings	131,000	53,465
Tencent Holdings	411,800	21,794,573
Tianneng Power International	55,612	54,570
Tingyi Cayman Islands Holding	290,000	511,629
Vipshop Holdings ADR*	763,579	12,163,814
Weichai Power, Cl H	4,757,000	8,304,356
Weiqiao Textile, Cl H	891,000	185,975
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	1,124,435	5,735,363
Yiren Digital ADR*	5,013	19,801
Yuexiu Property	1,407,882	266,054
Zhejiang Jingxin Pharmaceutical, Cl A	411,180	601,406
Zhuzhou Kibing Group, Cl A	287,700	213,923

		383,849,212

Colombia — 0.4%
Banco de Bogota	2,628	43,134

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Colombia — (continued)
Ecopetrol ADR	397,919	$4,158,253

		4,201,387

Czech Republic — 0.0%
Komercni banka as*	3,894	82,581
Philip Morris CR	56	32,044

		114,625

Greece — 0.9%
Athens Water Supply & Sewage	18,802	138,986
Eurobank Ergasias Services and Holdings*	2,177,564	875,489
Hellenic Petroleum	37,070	243,642
Hellenic Telecommunications Organization	445,876	5,870,704
JUMBO	13,780	215,346
Motor Oil Hellas Corinth Refineries	39,621	579,916
Piraeus Bank*	754,319	1,006,141
Public Power*	20,462	59,454
Tsakos Energy Navigation	9,383	32,371

		9,022,049

Hong Kong — 3.1%
Asia Cement China Holdings	1,528,561	1,765,554
China Aoyuan Group	820,885	957,467
China BlueChemical	360,000	53,826
China Foods	155	51
China National Building Material, Cl H	3,209,215	4,023,787
China Overseas Grand Oceans Group	1,658,352	1,033,709
China Unicom Hong Kong	588,000	378,915
CITIC	150,000	155,992
Country Garden Services Holdings	142,000	651,693
Hengan International Group	303,500	2,696,621
HKC Holdings	39,000	29,277
Hopson Development Holdings	254,000	287,029
IGG	210,599	133,626
Lenovo Group	5,668,000	3,087,182
Li Ning	1,663,500	5,242,867
Maoye International Holdings	286,000	12,987
Road King Infrastructure	181,865	280,340
Sinopec Engineering Group, Cl H	467,000	222,919
Sunac China Holdings	1,875,000	8,282,856
Uni-President China Holdings	423,000	425,789
West China Cement	608,157	108,153

		29,830,640

Hungary — 1.2%
MOL Hungarian Oil & Gas*	11,423	72,621

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Hungary — (continued)
OTP Bank Nyrt*	352,863	$10,408,139
Richter Gedeon Nyrt	31,038	664,831

		11,145,591

India — 4.6%
Alembic Pharmaceuticals	9,904	97,792
Alkem Laboratories	11,088	383,694
Arvind	177,608	56,909
Birla Corp Limited*	4,820	26,233
Dabur India	81,135	524,727
Dr Reddy’s Laboratories	35,085	1,829,483
FDC	54,160	175,176
Glenmark Pharmaceuticals	53,689	238,020
Granules India	75,043	161,040
Gujarat State Petronet	81,426	224,605
HCL Technologies	969,754	6,975,826
HEG	7,602	81,161
Hindustan Unilever	152,685	4,438,650
IIFL Securities	52,692	24,215
Infosys	729,485	6,892,634
JB Chemicals & Pharmaceuticals	2,595	19,094
Jindal Stainless*	37,281	15,372
Kalyani Steels	6,801	13,733
Muthoot Finance	5,733	65,107
NBCC India	1,501,776	395,233
NIIT	72,717	81,510
NMDC	550,968	584,123
Nucleus Software Exports	12,776	38,156
Oracle Financial Services Software*	2,107	65,479
Power Finance	1,288,810	1,623,783
Redington India	148,425	145,284
Sandur Manganese & Iron Ores	198	1,325
Sanofi India	1,465	152,091
Sobha	33,461	88,692
Tata Consultancy Services	658,259	17,513,747
Welspun	44,574	38,101
Wipro	148,522	376,546
WNS Holdings ADR*	2,296	112,160
WPIL	1,565	7,362

		43,467,063

Indonesia — 0.4%
Adaro Energy	11,499,700	709,048
Bank Negara Indonesia Persero	7,681,191	2,110,855

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Indonesia — (continued)
Garuda Indonesia Persero*	52,387	$663
Gudang Garam	44,891	136,708
Hanjaya Mandala Sampoerna	261,900	28,045
Indofood CBP Sukses Makmur	45,700	30,338
Indosat*	864,800	125,050
Jaya Real Property	264,450	7,186
Kalbe Farma	1,533,800	148,331
Media Nusantara Citra	3,730,100	229,121
Panin Financial*	3,574,700	43,312
Perusahaan Gas Negara	6,414,100	368,311
Puradelta Lestari	4,690,300	48,375
Unilever Indonesia	420,600	233,649

		4,218,992

Luxembourg — 0.0%
Ternium ADR *	2,607	35,429

Malaysia — 0.1%
AFFIN Bank*	47,600	16,819
AMMB Holdings	274,300	189,224
Dayang Enterprise Holdings*	861,900	248,313
Frontken	247,800	127,351
Greatech Technology*	196,700	129,683
KSL Holdings*	537,800	70,072
Lingkaran Trans Kota Holdings	61,400	55,452
Malaysian Pacific Industries	12,569	31,753
MMC	800	128
Petron Malaysia Refining & Marketing	18,961	17,531
UEM Sunrise *	289,000	28,593

		914,919

Mexico — 0.7%
America Movil ADR, Cl L	33,207	399,812
Bio Pappel*	13,442	7,803
CFE Capital S de RL‡	45,054	35,724
Concentradora Fibra Danhos‡	214,610	166,427
Consorcio ARA	62,788	7,790
Credito Real SOFOM ER	47,840	28,485
Gentera*	462,389	185,907
Grupo Aeroportuario del Centro Norte, Cl B	45,313	165,846
Grupo Financiero Banorte, Cl O	1,139,755	3,120,245
Grupo Financiero Inbursa, Cl O	709,062	423,360
Kimberly-Clark de Mexico, Cl A	386,022	545,374
Macquarie Mexico Real Estate Management‡	67,318	54,634
Qualitas Controladora	156,116	641,345

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Mexico — (continued)
Wal-Mart de Mexico	548,615	$1,324,133

		7,106,885

Peru — 0.2%
Credicorp	2,646	394,307
Southern Copper	47,193	1,530,941

		1,925,248

Philippines — 0.1%
Alliance Global Group*	270,600	34,543
First Gen	224,100	84,377
Globe Telecom	4,100	178,346
GT Capital Holdings	9,530	85,317
Megaworld	1,085,500	55,375
PLDT	6,265	161,079
SSI Group	362,992	9,712

		608,749

Poland — 0.6%
Asseco Poland	33,275	537,088
CD Projekt	4,388	378,832
Enea*	223,628	298,704
Grupa Azoty*	25,325	161,654
LiveChat Software	7,361	106,162
LPP*	776	1,215,755
PKP Cargo	86	248
PlayWay	1,783	182,491
Polski Koncern Naftowy ORLEN	65,980	991,274
Powszechna Kasa Oszczednosci Bank Polski	146,890	779,427
Powszechny Zaklad Ubezpieczen	30,868	225,490
Santander Bank Polska*	1,134	44,755
TEN Square Games	8,480	858,779

		5,780,659

Qatar — 0.0%
Al Khalij Commercial Bank PQSC	98,630	34,072
Qatar Insurance SAQ	54,693	30,134
United Development QSC	575,807	167,143

		231,349

Russia — 3.3%
Globaltrans Investment GDR	77,786	440,571
LSR Group PJSC GDR	89,361	147,040
Magnitogorsk Iron & Steel Works PJSC GDR	66,892	472,323
MMC Norilsk Nickel PJSC ADR	424,105	11,681,069
Mobile TeleSystems PJSC ADR	127,740	1,094,732
Novolipetsk Steel PJSC GDR	103,321	1,774,485

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Russia — (continued)
QIWI ADR	102,109	$1,247,772
Sberbank of Russia PJSC ADR	1,072,404	11,332,653
Sistema PJSFC GDR	2,542	10,097
Tatneft PJSC ADR	66,773	3,000,318
VEON ADR	317,346	542,662

		31,743,722

Saudi Arabia — 0.2%
Arabian Cement	28,667	205,578
Astra Industrial Group*	8,129	35,079
Eastern Province Cement	24,510	187,209
National Medical Care	28,279	281,456
Saudi Electricity	54,566	247,597
Saudi Ground Services*	111,684	778,513
Saudi Industrial Investment Group	18,114	89,932
Zamil Industrial Investment *	11,964	47,888

		1,873,252

South Africa — 3.3%
African Rainbow Minerals	62,940	462,668
Alexander Forbes Group Holdings	3,095	676
Anglo American Platinum	34,578	1,821,024
Coronation Fund Managers	26,245	51,193
FirstRand	3,833,308	8,367,066
Gold Fields ADR	64,507	473,481
Harmony Gold Mining ADR*	438,398	1,587,001
Investec	64,245	132,981
Kumba Iron Ore	299,268	5,678,468
Lewis Group	21,364	17,957
Liberty Holdings	54,465	206,878
MiX Telematics ADR	17,274	159,957
Momentum Metropolitan Holdings	3,272,219	3,082,274
Motus Holdings*	25,724	41,442
MTN Group	181,459	475,685
Old Mutual	556,180	402,251
Sanlam	328,383	1,038,066
Standard Bank Group	1,201,173	6,492,462
Telkom	790,138	879,669

		31,371,199

South Korea — 14.9%
AMOREPACIFIC Group	1,416	67,309
Cheil Worldwide	27,706	403,147
CJ Corp	32,970	2,187,825
Daelim Industrial	5,756	412,464

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
Dongyang E&P	15,443	$134,600
Hana Financial Group	610,460	13,871,768
Handsome	2,901	58,228
Hanwha	204,531	3,437,962
Hyundai Mobis	3,504	490,615
Interpark	31,336	110,079
Interpark Holdings	72,238	108,543
JB Financial Group	28,979	114,898
Kakao	8,944	1,354,395
Kia Motors	472,942	11,550,946
Korea Investment Holdings	2,592	106,169
KT	413,816	8,111,605
LG Display*	164,536	1,477,425
LG Electronics	230,997	10,360,503
LG Innotek	11,027	1,197,107
LG Uplus	442,182	4,852,877
Meritz Securities	38,274	102,817
NCSoft	1,462	770,104
NHN*	26,216	1,648,871
Samsung Electronics	1,358,879	55,666,920
Samsung Life Insurance	10,139	408,570
Samsung Securities	7,064	173,576
SK Hynix	298,995	20,273,624
SK Telecom	12,488	2,170,400
Youngone	17,015	379,770

		142,003,117

Taiwan — 10.6%
Acter Group	8,000	57,462
Asustek Computer	166,000	1,124,807
AU Optronics*	635,000	167,985
Catcher Technology	55,000	419,103
Cathay Financial Holding	426,000	569,950
Chicony Electronics	93,000	263,377
China Life Insurance	397,000	270,861
Compal Electronics	345,000	221,208
Compeq Manufacturing	53,000	70,830
Eastech Holding	3,000	2,720
Fubon Financial Holding	4,539,520	6,430,875
Gigabyte Technology	406,000	708,994
Hon Hai Precision Industry	7,558,648	19,531,222
Innolux	2,385,640	522,716
International Games System	44,000	824,487
Inventec	1,677,000	1,320,888

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Lite-On Technology	988,061	$1,539,084
MediaTek	553,000	7,668,544
Nanya Technology	223,000	481,792
Novatek Microelectronics	413,000	2,568,930
Pegatron	2,952,343	6,531,879
Powertech Technology	129,000	433,861
President Securities	16,000	7,206
Quanta Computer	305,000	664,122
Radiant Opto-Electronics	534,000	1,761,204
Realtek Semiconductor	515,000	4,416,400
Simplo Technology*	9,548	—
Simplo Technology	277,000	2,897,428
Sino-American Silicon Products	1,633,000	4,851,900
Sonix Technology	28,000	43,280
Star Comgistic Capital	342,000	110,955
Synnex Technology International	169,000	226,508
Taiwan Semiconductor Manufacturing	348,000	3,525,445
Taiwan Surface Mounting Technology	915,829	2,758,345
TPK Holding*	39,000	54,737
Tripod Technology	50,000	178,017
Unimicron Technology	2,757,000	3,935,517
United Microelectronics	28,366,000	14,689,609
Wistron	1,298,000	1,226,204
Yuanta Financial Holding	8,813,000	5,027,760
Zhen Ding Technology Holding	830,000	2,994,642

		101,100,854

Thailand — 0.7%
Bangkok Bank NVDR	734,100	2,354,551
Bangkok Commercial Asset Management NVDR	2,166,800	1,607,269
Bangkok Life Assurance NVDR	62,500	29,941
BEC World NVDR*	288,600	44,313
Diamond Building Products NVDR	134,500	22,051
Jasmine International NVDR NVDR	868,400	106,187
Kasikornbank NVDR	70,700	188,512
PTT Exploration & Production NVDR	577,999	1,512,117
Siam Cement NVDR	35,700	383,131
Siam Commercial Bank NVDR	260,900	551,417

		6,799,489

Turkey — 4.1%
Akbank T.A.S.*	1,471,448	1,242,300
Anadolu Cam Sanayii	43,913	25,844
Dogus Otomotiv Servis ve Ticaret*	66,684	101,139

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Turkey — (continued)
Eregli Demir ve Celik Fabrikalari	1,578,546	$1,828,119
Haci Omer Sabanci Holding	5,275,741	6,186,616
KOC Holding	896,605	1,969,998
Koza Altin Isletmeleri*	37,929	389,473
Logo Yazilim Sanayi Ve Ticaret*	32,903	348,317
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	21,705	23,620
Tekfen Holding	483,142	987,514
Torunlar Gayrimenkul Yatirim Ortakligi‡ *	317,541	106,542
Turk Telekomunikasyon	911,326	963,629
Turkcell Iletisim Hizmet	218,427	437,133
Turkiye Garanti Bankasi, Cl C*	7,690,094	9,049,030
Turkiye Halk Bankasi*	1,030,207	767,814
Turkiye Is Bankasi, Cl C*	8,762,624	6,211,470
Turkiye Vakiflar Bankasi TAO, Cl D*	10,074,057	6,535,520
Vestel Elektronik Sanayi ve Ticaret*	47,332	89,772
Yapi ve Kredi Bankasi *	4,727,454	1,422,178

		38,686,028

United Arab Emirates — 0.4%
Abu Dhabi Islamic Bank PJSC	402,705	392,670
Aldar Properties PJSC	1,052,831	520,836
Dubai Islamic Bank PJSC	542,914	543,460
Emaar Properties PJSC*	1,675,757	1,241,968
Emirates NBD Bank PJSC	17,670	41,371
Emirates Telecommunications Group PJSC	166,882	704,211
National Bank of Ras Al-Khaimah PSC	9,000	9,068

		3,453,584

United Kingdom — 0.0%
Polyus PJSC GDR	1,260	102,945

TOTAL COMMON STOCK (Cost $904,365,042)		923,328,215

PREFERRED STOCK(C) — 1.0%

Brazil — 0.9%
Banco Bradesco*	192,400	679,675
Banco do Estado do Rio Grande do Sul	7,929	18,416
Cia Paranaense de Energia, Cl B	55,300	563,485
Noxville Investimentos* (A)(B)	455	—
Petroleo Brasileiro*	1,474,700	4,897,678

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

PREFERRED STOCK(C) — continued

	Shares	Value
Brazil — (continued)
Telefonica Brasil	292,727	$2,478,912

		8,638,166

Colombia — 0.0%
Grupo Aval Acciones y Valores	192,164	41,015

South Korea — 0.1%
CJ*	9,823	462,532

TOTAL PREFERRED STOCK (Cost $9,199,744)		9,141,713

WARRANTS — 0.0%
	Number of Warrants

Thailand — 0.0%
Jasmine International, Expires 12/31/20 *	1	—

TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS— 97.7% (Cost $913,564,786)		$932,469,928

Percentages are based on Net Assets of $954,399,556

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2020, was $0 and represented 0.0% of net assets.

(C)	Currently, no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

The summary of input levels used to value the Portfolio’s net assets as of April 30, 2020 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$48,352,900	$—	$	—^	$48,352,900
Chile	15,388,328	—		—	15,388,328
China	109,983,085	273,866,127		—^	383,849,212
Colombia	4,201,387	—		—	4,201,387
Czech Republic	—	114,625		—	114,625
Greece	32,371	8,989,678		—	9,022,049
Hong Kong	—	29,830,640		—	29,830,640
Hungary	664,831	10,480,760		—	11,145,591
India	112,160	43,354,903		—	43,467,063
Indonesia	—	4,218,992		—	4,218,992
Luxembourg	35,429	—		—	35,429
Malaysia	—	914,919		—	914,919
Mexico	7,106,885	—		—	7,106,885
Peru	1,925,248	—		—	1,925,248
Philippines	—	608,749		—	608,749
Poland	—	5,780,659		—	5,780,659
Qatar	—	231,349		—	231,349
Russia	2,885,166	28,858,556		—	31,743,722
Saudi Arabia	235,097	1,638,155		—	1,873,252
South Africa	2,220,439	29,150,760		—	31,371,199
South Korea	—	142,003,117		—	142,003,117
Taiwan	—	101,100,854		—	101,100,854
Thailand	1,637,210	5,162,279		—	6,799,489
Turkey	—	38,686,028		—	38,686,028
United Arab Emirates	745,582	2,708,002		—	3,453,584
United Kingdom	—	102,945		—	102,945

Total Common Stock	195,526,118	727,802,097		—^	923,328,215

Preferred Stock
Brazil	8,638,166	—		—^	8,638,166
Colombia	41,015	—		—	41,015
South Korea	—	462,532		—	462,532

Total Preferred Stock	8,679,181	462,532		—^	9,141,713

Warrants	—	—		—	—

Total Investments in Securities	$204,205,299	$728,264,629	$	—^	$932,469,928

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Includes securities in which the fair value is $0 or has been rounded to $0.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments, at Value (Cost $913,564,786)	$932,469,928
Foreign Currency, at Value (Cost 3,505,373)	3,540,295
Cash	13,197,002
Receivable for Capital Shares Sold	6,101,181
Receivable for Investment Securities Sold	2,126,689
Dividends and Interest Receivable	1,903,610
Reclaim Receivable	41,504
Prepaid Expenses	33,606

Total Assets	959,413,815

Liabilities
Payable for Capital Shares Redeemed	3,470,932
Payable to Adviser	720,043
Accrued Foreign Capital Gains Tax on Appreciated Securities	252,858
Payable to Administrator	65,687
Shareholder Servicing Fees Payable - Investor Class	41,879
Payable to Trustees	4,250
Shareholder Servicing Fees Payable - Y Class	3,138
Chief Compliance Officer Fees Payable	2,070
Accrued Expenses	453,402

Total Liabilities	5,014,259

Net Assets	$954,399,556

Net Assets Consist of:
Paid-in Capital	$1,080,706,693
Total distributable loss	(126,307,137)

Net Assets	$954,399,556

Investor Class Shares:
Net Assets	$556,795,829
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	33,247,548

Net Asset Value, Redemption and Offering Price Per Share *	$16.75

I Class Shares:
Net Assets	$384,993,238
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	22,986,061

Net Asset Value, Redemption and Offering Price Per Share *	$16.75

Y Class Shares:
Net Assets	$12,610,488
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	754,273

Net Asset Value, Redemption and Offering Price Per Share *	$16.72

*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
FOR THE SIX MONTHS ENDED
APRIL 30, 2020 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$10,703,543
Interest	583
Less: Foreign Taxes Withheld	(979,429)

Total Investment Income	9,724,697

Expenses:
Investment Advisory Fees	5,343,714
Shareholder Servicing Fees - Investor Class	438,978
Administration Fees	437,719
Trustees’ Fees	10,138
Chief Compliance Officer Fees	3,267
Custodian Fees	392,326
Transfer Agent Fees	378,623
Printing Fees	74,590
Interest Expense	39,614
Filing and Registration Fees	28,281
Legal Fees	16,928
Audit Fees	11,586
Other Expenses	43,694

Total Expenses	7,219,458

Less:
Fees Paid Indirectly (Note 4)	(73,548)

Net Expenses	7,145,910

Net Investment Income	2,578,787

Net Realized Loss on:
Investments	(4,755,573)
Foreign Currency Transactions	(955,144)

Net Realized Loss	(5,710,717)

Net Change in Unrealized Depreciation on:
Investments	(124,326,899)
Foreign Capital Gains Tax on Depreciated Securities	(6,672)
Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(99,105)

Net Change in Unrealized Depreciation	(124,432,676)

Net Realized and Unrealized Loss	(130,143,393)

Net Decrease in Net Assets Resulting from Operations	$(127,564,606)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$2,578,787	$26,969,081
Net Realized Loss on Investments and Foreign Currency Transactions	(5,710,717)	(25,584,209)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Capital Gains Tax on Appreciated Securities, and Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(124,432,676)	96,312,341

Net Increase (Decrease) in Net Assets Resulting from Operations	(127,564,606)	97,697,213

Distributions:
Investor Class Shares	(11,697,023)	(14,052,701)
I Class Shares	(10,007,635)	(9,993,312)
Y Class Shares	(408,463)	(443,362)

Total Distributions	(22,113,121)	(24,489,375)

Capital Share Transactions:(1)
Investor Class Shares:
Issued	191,510,880	200,826,447
Reinvestment of Distributions	11,339,205	12,321,065
Redemption Fees	—	19,576
Redeemed	(188,948,951)	(417,543,249)

Increase (Decrease) in Net Assets derived from Investor Class Transactions	13,901,134	(204,376,161)

I Class Shares:
Issued	64,535,774	226,599,553
Reinvestment of Distributions	7,964,494	9,036,776
Redemption Fees	—	6,415
Redeemed	(119,955,462)	(268,375,441)

Decrease in Net Assets derived from I Class Transactions	(47,455,194)	(32,732,697)

Y Class Shares:
Issued	793,552	4,417,735
Reinvestment of Distributions	123,042	97,434
Redeemed	(5,798,590)	(10,279,442)

Decrease in Net Assets derived from Y Class Transactions	(4,881,996)	(5,764,273)

Net Decrease in Net Assets from Capital Share Transactions	(38,436,056)	(242,873,131)

Total Decrease in Net Assets	(188,113,783)	(169,665,293)

Net Assets:
Beginning of Period	1,142,513,339	1,312,178,632

End of Period	$954,399,556	$1,142,513,339

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Period/Year Presented

			Years Ended October 31,
	Six Months
	Ended April 30, 2020
Investor Class Shares	(Unaudited)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period/ Year	$19.41		$18.35	$21.83	$17.42	$16.12	$19.30

Income from Operations:
Net Investment Income*	0.04		0.39	0.36	0.23	0.19	0.20
Net Realized and Unrealized Gain (Loss)	(2.33)		1.00	(3.55)	4.51	1.30	(3.17)

Total from Operations	(2.29)		1.39	(3.19)	4.74	1.49	(2.97)

Redemption Fees	0.00^		0.00^	0.00^	0.00^	0.00^	0.00 ^

Dividends and Distributions from:
Net Investment Income .	(0.37)		(0.33)	(0.29)	(0.33)	(0.19)	(0.21)

Total Dividends and Distributions	(0.37)		(0.33)	(0.29)	(0.33)	(0.19)	(0.21)

Net Asset Value, End of Period/Year	$16.75		$19.41	$18.35	$21.83	$17.42	$16.12

Total Return †	(12.16	)%***	7.72%	(14.85)%	27.84%	9.43%	(15.51)%

Ratios and Supplemental Data
Net Assets, End of Period/ Year (Thousands)	$556,796		$625,488	$789,483	$739,686	$1,077,790	$1,587,573
Ratio of Expenses to Average Net Assets(1)	1.41%**		1.40%	1.40%	1.42%	1.56%	1.51%
Ratio of Net Investment Income to Average Net Assets	0.43%**		2.07%	1.66%	1.23%	1.23%	1.10%
Portfolio Turnover Rate	25%***		48%	32%	40%	31%	32%

*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Period/Year Presented

	Six Months
	Ended April 30, 2020
I Class Shares	(Unaudited)		2019	2018	2017‡
Net Asset Value, Beginning of Period/Year	$19.43		$18.38	$21.85	$17.42

Income from Operations:
Net Investment Income*	0.05		0.41	0.42	0.36
Net Realized and Unrealized Gain (Loss)	(2.33)		1.00	(3.56)	4.41

Total from Operations	(2.28)		1.41	(3.14)	4.77

Redemption Fees	0.00^		0.00^	0.00^	0.00 ^

Dividends and Distributions from:
Net Investment Income	(0.40)		(0.36)	(0.33)	(0.34)

Total Dividends and Distributions	(0.40)		(0.36)	(0.33)	(0.34)

Net Asset Value, End of Period/Year	$16.75		$19.43	$18.38	$21.85

Total Return †	(12.12	)%***	7.86%	(14.63)%	28.01%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$384,993		$496,662	$497,707	$446,374
Ratio of Expenses to Average Net Assets(1)	1.26%**		1.25%	1.20%	1.21%
Ratio of Net Investment Income to Average Net Assets	0.55%**		2.13%	1.96%	1.81%
Portfolio Turnover Rate	25%***		48%	32%	40%

‡	I Class Shares commenced operations on October 31, 2016.
*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout The Period/Year Presented

	Six Months
	Ended April 30, 2020
Y Class Shares	(Unaudited)		2019	2018	2017 ‡
Net Asset Value, Beginning of Period/Year	$19.40		$18.34	$21.85	$17.42

Income from Operations:
Net Investment Income*	0.05		0.43	0.62	0.40
Net Realized and Unrealized Gain (Loss)	(2.33)		0.98	(3.82)	4.37

Total from Operations	(2.28)		1.41	(3.20)	4.77

Redemption Fees	—		—	0.02	—

Dividends and Distributions from:
Net Investment Income	(0.40)		(0.35)	(0.33)	(0.34)
Total Dividends and Distributions

	(0.40)		(0.35)	(0.33)	(0.34)

Net Asset Value, End of Period/Year	$16.72		$19.40	$18.34	$21.85

Total Return †	(12.14	)%***	7.89%	(14.81)%	28.01%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$12,610		$20,363	$24,988	$— ^
Ratio of Expenses to Average Net Assets(1)	1.25%**		1.25%	1.27%	0.68%††
Ratio of Net Investment Income to Average Net Assets .	0.53%**		2.26%	3.12%	2.08%
Portfolio Turnover Rate	25%***		48%	32%	40%

‡	Y Class Shares commenced operations on October 31, 2016.
*	Per share amounts for the period are based on average outstanding shares.
**	Annualized.
***	Not annualized.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
††	Had assets been contributed, the ratio would have been 1.31%.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.
^	Amount rounds to less than $500.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 44 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Portfolio”), a diversified portfolio. The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging market country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio. The Portfolio is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Emerging Markets Portfolio calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Acadian Asset Management LLC (the “Adviser”) of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called.

The Portfolio uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Portfolio own securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities.

For the period ended April 30, 2020, there have been no significant changes to the Portfolio’s fair value methodologies.

For details of the investment classification, refer to the Schedule of Investments.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and by distributing to shareholders all of their net investment income and

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

realized gains. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2020, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2020, the Portfolio did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of April 30, 2020, the Portfolio did not hold any open forward foreign currency contracts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Portfolio are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the CCO as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Portfolio. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the six months ended April 30, 2020, the Portfolio paid $437,719 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Portfolio has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.25% of average daily net assets of the Investor Class Shares and 0.10% of average daily net assets of the Y Class Shares will be paid to financial intermediaries. Certain brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

For the six months ended April 30, 2020, the Portfolio earned cash management credits of $73,548, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. serves as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

5. Investment Advisory Agreement:

Under the terms of the investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio’s average daily net assets.

The Adviser has voluntarily agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses from exceeding 2.50% of the Portfolio’s average daily net assets. The Adviser intends to continue these voluntary fee reductions and expense limitations until further notice, but may discontinue all or part of these fee reductions or expense reimbursements at any time.

6. Investment Transactions:

For the period ended April 30, 2020, the Portfolio made purchases of $268,507,155 and sales of $383,375,175 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Share Transactions:

	Six Months
	Ended	Year Ended
	April 30, 2020	October 31,
	(Unaudited)	2019
Investor Class Shares:

Issued	11,614,625	10,723,414

Reinvestment of Distributions	546,468	692,973

Redeemed	(11,132,865)	(22,212,578)

Net Increase (Decrease) in Shares Outstanding from Investor Class Share Transactions	1,028,228	(10,796,191)

I Class Shares:

Issued	3,721,538	11,819,476

Reinvestment of Distributions	384,016	508,254

Redeemed	(6,674,801)	(13,852,583)

Net Decrease in Shares Outstanding from I Class Share Transactions	(2,569,247)	(1,524,853)

Y Class Shares:

Issued	39,501	231,645

Reinvestment of Distributions	5,941	5,492

Redeemed	(340,923)	(550,109)

Net Decrease in Shares Outstanding from Y Class Share Transactions	(295,481)	(312,972)

Net Decrease in Shares Outstanding from Share Transactions	(1,836,500)	(12,634,016)

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

8. Line of Credit:

The Portfolio entered into an agreement which enables it to participate in a $25 million unsecured committed revolving line of credit with MUFG Union Bank N.A., which is set to expire April 7, 2021. The proceeds from the borrowings shall be used to finance the Portfolio’s short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on their borrowings at the current reference rate. For the six months ended April 30, 2020, the Portfolio had average borrowings of $12,418,836 over a period of 27 days at a weighted average interest rate of 4.194%. Interest accrued on the borrowings during the period was $39,614. As of April 30, 2020, the Portfolio had no borrowings outstanding.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income, accumulated net realized loss and paid-in-capital. These differences are due to foreign currency gains and losses, and sale of passive foreign investment companies (“PFIC”). During the year ended October 31, 2019, the Portfolio had no permanent differences.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
2019	$24,489,375	$—	$24,489,375
2018	16,743,125	—	16,743,125

As of October 31, 2019, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$22,107,244
Capital Loss Carryforwards	(139,550,058)
Net Unrealized Appreciation	140,813,404
Other Temporary Differences	—

Total Accumulated Losses	$23,370,590

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The capital loss carryforwards with

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

no expiration are noted below:

Short-Term		Total Capital Loss
Loss	Long-Term Loss	Carryforwards

$ (139,550,058)	$—	$(139,550,058)

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2020, were as follows:

	Aggregated	Aggregated
Federal Tax	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$ 913,564,786	$148,883,269	$(129,978,127)	$18,905,142

10. Concentration of Risk:

As with all management investment companies, a shareholder of the Portfolio is subject to the risk that his or her investment could lose money. The Portfolio is subject to the principal risks noted below, any of which may adversely affect the Portfolio’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management Risk – The Portfolio is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Portfolio’s investments may prove to be incorrect. If the investments selected and strategies employed by the Portfolio fail to produce the intended results, the Portfolio could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Portfolio is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Small Capitalization Company Risk – The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser’s particular investment style, which focuses on small

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Foreign Company Risk – Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Portfolio invests could cause the Portfolio’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. In addition, emerging markets securities may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Portfolio’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020
(Unaudited)

in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

11. Other:

As of April 30, 2020, 51% of the Portfolio’s Investor Class Shares outstanding were held by one record shareholder, 73% of the Portfolio’s I Class Shares outstanding were held by four record shareholders, and 91% of the Portfolio’s Y Class Shares outstanding were held by four record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

12. Loans of Fund Securities:

The Portfolio may lend fund securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It’s the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

During the period and as of April 30, 2020, there were no securities on loan for the Portfolio.

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MARKETS PORTFOLIO
APRIL 30, 2020
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13. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

14. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.

15. Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio/Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2019 to April 30, 2020).

The table below illustrates your Portfolio’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
APRIL 30, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/19	04/30/20	Ratios	Period*
Investor Class Shares
Actual Fund Return	$1,000.00	$878.40	1.41%	$6.59
Hypothetical 5% Return	1,000.00	1,017.85	1.41	7.07
I Class Shares
Actual Fund Return	$1,000.00	$878.80	1.26%	$5.89
Hypothetical 5% Return	1,000.00	1,018.60	1.26	6.32
Y Class Shares
Actual Fund Return	$1,000.00	$878.60	1.25%	$5.84
Hypothetical 5% Return	1,000.00	1,018.65	1.25	6.27
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366.

Acadian Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-AAM-6161

Adviser:

Acadian Asset Management LLC

260 Franklin Street

Boston, MA 02110

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-SA-002-1200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors, Treasurer, Controller, and CFO

Date: July 8, 2020